Related Party Balances and Transactions - Schedule of Amount Due from Related Parties-current (Parenthetical) (Detail) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Advance payment of revenue	¥ 33,460
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Advance payment of revenue	33,460	[1]
Hunan Qindao Network Media Technology Co., Ltd. [Member] | Deferred Revenues Net [Member]
Related Party Transaction [Line Items]
Advance payment of revenue	¥ 33,460

[1]	The amount of RMB33,460 as of December 31, 2017 represented the advance payment of revenue sharing of live video service made to Hunan Qindao Network Media Technology Co., Ltd.